Leases - Summary of Supplemental Consolidated Balance Sheet Information Related to Leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Leases [Abstract]
Operating leases right-of-use assets (note)	¥ 127,824		¥ 55,944
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other non-current assets	Other non-current assets	Other non-current assets
Current portion of lease liabilities	¥ 49,992		¥ 33,509
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued expenses and other current liabilities	Accrued expenses and other current liabilities	Accrued expenses and other current liabilities
Non-current portion of lease liabilities	¥ 79,934	$ 10,951	¥ 22,495
Total operating lease liabilities	¥ 129,926		¥ 56,004
Weighted-average remaining lease term (in years) – operating leases	4 years 7 months 28 days	4 years 7 months 28 days	2 years 2 months 26 days
Weighted-average discount rate – operating leases	3.63%	3.63%	5.31%